Fair Value Measurements - Summary of Difference Between the Aggregate Fair Value and the Aggregate Unpaid Principal Balance for Mortgage Loans Held for Sale (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Mortgage loans held for sale, at fair value
Aggregate Fair Value	$ 107,734	$ 134,916
Aggregate Unpaid Principal	104,345	131,276
Aggregate Fair Value Less Unpaid Principal	3,389	3,640
Mortgage loans held for investment, at fair value
Aggregate Fair Value	3,143	14,953
Aggregate Unpaid Principal	3,595	16,306
Aggregate Fair Value Less Unpaid Principal	$ (452)	$ (1,353)